Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	As of June 30, 2024 and 2023, accrued expenses and other liabilities consisted of the following:
	As of June 30,
	2024	2023
Accrued payroll and welfare	$4,135,618	$2,298,339
VAT and other taxes payable	601,034	1,022,940
Investment consideration payable	189,906	647,529
Accrued expenses	410,999	348,836
Interest payable	6,766	148,046
	$5,344,323	$4,465,690